CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues:
Total net revenues		$ 119,117,024	$ 96,906,335	$ 102,973,999
Cost of revenues		(84,890,976)	(68,836,588)	(88,842,244)
Gross profit		34,226,048	28,069,747	14,131,755
Operating (expenses)/income:
Sales and marketing		(750,461)	(885,803)	(1,710,024)
General and administrative		(15,757,147)	(10,199,524)	(6,179,274)
Other operating income/(expenses)		(11,802,629)	(1,452,532)	313,153
Impairment loss of assets		(6,880,115)	0	0
Total operating expenses		(35,190,352)	(12,537,859)	(7,576,145)
Income/(loss) from operations		(964,304)	15,531,888	6,555,610
Non-operating (expenses)/income:
Interest income		822,915	193,552	51,403
Interest expense		(9,159,818)	(8,703,904)	(3,936,302)
Foreign exchange gains/(losses)		(1,273,899)	(2,460,812)	894,704
Other (loss)/income		0	346,965	(43,516)
Total non-operating expenses		(9,610,802)	(10,624,199)	(3,033,711)
Income/(loss) before income tax		(10,575,106)	4,907,689	3,521,899
Income tax (expense)/benefit		(1,105,049)	188,791	(322,068)
Income/(loss) from continuing operations, net of tax		(11,680,155)	5,096,480	3,199,831
Discontinued operations
Gain on disposal of discontinued operations before income taxes		0	0	106,292,213
Loss from disposal of discontinued operations before income taxes		0	0	(79,782,830)
Income tax benefit		0	0	4,748,324
Income from discontinued operations, net of tax		0	0	31,257,707
Net income/(loss)		(11,680,155)	5,096,480	34,457,538
Less: Net income/(loss) attributed to non-controlling interests		(2,848,932)	3,336,769	0
Net income/(loss) attributed to ReneSola Ltd		$ (8,831,223)	$ 1,759,711	$ 34,457,538
Income/(loss) attributed to ReneSola Ltd per ADS from continuing operations
Basic		$ (0.22)	$ 0.05	$ 0.13
Diluted		(0.22)	0.05	0.13
Income attributed to ReneSola Ltd per ADS from discontinued operations
Basic		0.00	0.00	1.27
Diluted		$ 0.00	$ 0.00	$ 1.27
Weighted average number of ADS used in computing income/(loss) per ADS
Basic (in ADS)	[1]	40,595,551	38,075,293	24,689,929
Diluted (in ADS)	[1]	40,595,551	38,075,293	24,690,529
Solar power project development
Net revenues:
Net revenues		$ 90,096,551	$ 48,784,766	$ 64,837,042
Electricity generation revenue
Net revenues:
Net revenues		28,712,942	29,257,928	12,247,320
EPC services
Net revenues:
Net revenues		69,751	18,544,164	25,853,288
Other
Net revenues:
Net revenues		$ 237,780	$ 319,477	$ 36,349

[1]	Each American depositary shares (ADS) represents 10 common shares